OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum payments under non-cancellable operating leases:
2019	$ 5,417
2020	3,756
2021	2,682
2022	2,425
2023	6,180
Total minimum lease payments	20,460
Total rental expense for operating leases	8,200	$ 19,300	$ 29,600
Minimum rentals	6,100
Contingent rentals	2,200
Sublease rentals	100
Vessels leased to third parties
Minimum contractual future revenues to be received:
Cost	331,500	191,100
Accumulated depreciation	35,600	$ 53,600
Time charters
Minimum contractual future revenues to be received:
2019	25,851
Total	$ 25,851